Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 7,340	$ 4,947
Accumulated deficit	29,819	$ 22,479
Cash on hand	$ 41,800